Commitments And Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of The Aggregate Amount Of Payments For Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2012, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2013	¥289,494
2014	30,353
2015	22,805
2016	1,765
2017	812
Thereafter	609

Total	¥345,838